Unaudited Consolidated Statements of Income (Loss) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Revenues (note 3)	$ 482,805,000	$ 462,397,000	$ 1,056,859,000	$ 949,270,000
Voyage expenses	(66,896,000)	(103,410,000)	(188,460,000)	(212,193,000)
Vessel operating expenses	(147,796,000)	(162,621,000)	(301,089,000)	(319,613,000)
Time-charter hire expenses (note 6)	(17,714,000)	(28,817,000)	(44,770,000)	(58,655,000)
Depreciation and amortization	(62,936,000)	(73,849,000)	(135,853,000)	(145,956,000)
General and administrative expenses	(23,668,000)	(20,868,000)	(41,945,000)	(43,840,000)
Write-down and gain (loss) on sale (note 7)	(10,669,000)	0	(105,275,000)	(3,328,000)
Gain on commencement of sales-type lease (note 3)	0	0	44,943,000	0
Restructuring charges (note 14)	(4,622,000)	(1,369,000)	(7,010,000)	(9,990,000)
Income from vessel operations	148,504,000	71,463,000	277,400,000	155,695,000
Interest expense	(59,245,000)	(70,205,000)	(121,765,000)	(143,876,000)
Interest income	2,314,000	2,233,000	5,117,000	4,922,000
Realized and unrealized losses on non-designated derivative instruments (note 16)	(9,270,000)	(10,964,000)	(30,933,000)	(16,387,000)
Equity income (loss) (note 4 and 13b)	35,343,000	(6,284,000)	37,656,000	(67,937,000)
Foreign exchange loss (notes 10 and 16)	(8,922,000)	(5,851,000)	(2,276,000)	(8,481,000)
Other Income (Loss)	(399,000)	(11,099,000)	(1,080,000)	(11,071,000)
Income (loss) before income taxes	108,325,000	(30,707,000)	164,119,000	(87,135,000)
Income tax recovery (expense) (note 17)	17,175,000	(3,404,000)	13,383,000	(8,440,000)
Net income (loss)	125,500,000	(34,111,000)	177,502,000	(95,575,000)
Net income attributable to non-controlling interests	(103,777,000)	(5,374,000)	(205,584,000)	(28,167,000)
Net income (loss) attributable to the shareholders of Teekay Corporation	$ 21,723,000	$ (39,485,000)	$ (28,082,000)	$ (123,742,000)
Earnings Per Share, Basic	$ 0.21	$ (0.39)	$ (0.28)	$ (1.23)
Earnings Per Share, Diluted	$ 0.21	$ (0.39)	$ (0.28)	$ (1.23)
Weighted average number of common shares outstanding (note 18)
Weighted Average Number of Shares Outstanding, Basic	101,107,362	100,783,496	100,997,456	100,652,685
Weighted Average Number of Shares Outstanding, Diluted	101,196,383	100,783,496	100,997,456	100,652,685